Submission	May 20, 2025
Submission [Line Items]
Central Index Key	0000914475
Registrant Name	NEUROCRINE BIOSCIENCES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES